SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans Payable
Opening balance	$ 85,058	$ 86,571
Repayment of loans payable	(85,058)	(6,747)
Accretion expense		5,234
Ending balance		$ 85,058